Intangible Assets and Goodwill - Summary of Changes In Intangible Assets And Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,507,300	$ 2,606,400
Additions	31,600	35,840
Acquisition of a subsidiary	2,900	7,900
Disposals	(100)	(1,000)
Reclassifications		(17,100)
Amortization charge	(108,100)	(103,800)
Impairment	(279,600)	(100)
Currency translation and other changes	121,200	(20,800)
Ending balance	2,275,100	2,507,300
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,046,400	1,053,900
Impairment	(279,500)
Currency translation and other changes	37,200	(7,500)
Ending balance	804,100	1,046,400
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	860,600	926,200
Acquisition of a subsidiary		1,100
Amortization charge	(59,800)	(59,200)
Currency translation and other changes	47,300	(7,500)
Ending balance	848,200	860,600
Developed technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	445,400	486,200
Acquisition of a subsidiary		2,200
Disposals		(300)
Amortization charge	(36,800)	(36,600)
Currency translation and other changes	24,200	(6,100)
Ending balance	432,800	445,400
Trade name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68,500	73,300
Amortization charge	(4,000)	(4,200)
Currency translation and other changes	3,800	(600)
Ending balance	68,200	68,500
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,200	24,300
Additions	6,400	5,600
Acquisition of a subsidiary	2,900	4,600
Disposals	(100)	(700)
Reclassifications		(17,100)
Amortization charge	(4,800)	(3,800)
Currency translation and other changes	1,500	1,400
Ending balance	20,200	14,200
Intangible assets under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	72,100	42,500
Additions	25,200	30,200
Amortization charge	(2,600)
Impairment	(100)	(100)
Currency translation and other changes	7,200	(600)
Ending balance	$ 101,700	$ 72,100